Submission	Jun. 22, 2026
Submission [Line Items]
Central Index Key	0001832871
Registrant Name	BlackRock 2037 Municipal Target Term Trust
Registration File Number	333-294651
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES